STOCK-BASED COMPENSATION - Bonus incentive plan (Details) - Bonus incentive plan	Jan. 01, 2015 period
STOCK-BASED COMPENSATION
Contractual term	6 years
Number of six-month periods in each calendar year the plan is divided	2
Term in each calendar year into which the plan is divided	6 months
Stated period of service for an independent performance condition	1 month